EMPLOYEE BENEFITS - Amounts Recognized in Consolidated income Statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Current service cost	€ 55	€ 141	€ (10)
Interest expense	0	1	364
Post-employment benefit expense, defined benefit plans	55	142	354
Italian employee severance indemnity (TFR)
Disclosure of defined benefit plans [line items]
Current service cost	0	0	31
Interest expense	0	0	360
Post-employment benefit expense, defined benefit plans	0	0	391
Pension plans
Disclosure of defined benefit plans [line items]
Current service cost	55	141	(41)
Interest expense	0	1	4
Post-employment benefit expense, defined benefit plans	€ 55	€ 142	€ (37)